Third Quarter Report
September 30, 2023 (Unaudited)
CTIVP® – T. Rowe Price Large Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
CTIVP® – T. Rowe Price Large Cap Value Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.1%
Issuer	Shares	Value ($)
Communication Services 3.1%
Diversified Telecommunication Services 1.0%
Verizon Communications, Inc.	500,353	16,216,440
Entertainment 0.3%
Walt Disney Co. (The)(a)	69,675	5,647,159
Media 1.8%
News Corp., Class A	1,430,798	28,701,808
Total Communication Services		50,565,407
Consumer Discretionary 1.6%
Broadline Retail 0.4%
Kohl’s Corp.	346,209	7,256,541
Hotels, Restaurants & Leisure 0.6%
Las Vegas Sands Corp.	199,707	9,154,569
Specialty Retail 0.6%
Best Buy Co., Inc.	141,673	9,842,023
Total Consumer Discretionary		26,253,133
Consumer Staples 11.6%
Beverages 0.8%
Coca-Cola Co. (The)	214,375	12,000,713
Consumer Staples Distribution & Retail 2.5%
Walmart, Inc.	255,642	40,884,825
Food Products 2.4%
ConAgra Foods, Inc.	969,921	26,595,234
Tyson Foods, Inc., Class A	235,000	11,865,150
Total		38,460,384
Household Products 2.2%
Colgate-Palmolive Co.	256,000	18,204,160
Kimberly-Clark Corp.	147,313	17,802,776
Total		36,006,936
Personal Care Products 1.0%
Kenvue, Inc.	839,780	16,862,782
Tobacco 2.7%
Philip Morris International, Inc.	475,471	44,019,105
Total Consumer Staples		188,234,745
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 9.9%
Energy Equipment & Services 0.7%
Baker Hughes Co.	321,000	11,337,720
Oil, Gas & Consumable Fuels 9.2%
ConocoPhillips Co.	108,221	12,964,876
EOG Resources, Inc.	100,000	12,676,000
EQT Corp.	368,000	14,933,440
Exxon Mobil Corp.	245,677	28,886,702
Suncor Energy, Inc.	511,000	17,568,180
TC Energy Corp.	216,172	7,438,479
TotalEnergies SE, ADR	701,477	46,129,127
Williams Companies, Inc. (The)	276,000	9,298,440
Total		149,895,244
Total Energy		161,232,964
Financials 19.2%
Banks 8.6%
Bank of America Corp.	1,341,835	36,739,442
Fifth Third Bancorp	733,548	18,580,771
Huntington Bancshares, Inc.	1,574,650	16,376,360
U.S. Bancorp	706,123	23,344,427
Wells Fargo & Co.	1,075,293	43,936,472
Total		138,977,472
Capital Markets 0.4%
Charles Schwab Corp. (The)	103,000	5,654,700
Financial Services 3.5%
Equitable Holdings, Inc.	755,320	21,443,535
Fiserv, Inc.(a)	315,441	35,632,215
Total		57,075,750
Insurance 6.7%
American International Group, Inc.	592,735	35,919,741
Chubb Ltd.	224,500	46,736,410
Hartford Financial Services Group, Inc. (The)	375,507	26,627,201
Total		109,283,352
Total Financials		310,991,274
2	CTIVP® – T. Rowe Price Large Cap Value Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 19.1%
Biotechnology 0.5%
AbbVie, Inc.	57,269	8,536,517
Health Care Equipment & Supplies 6.4%
Baxter International, Inc.	562,000	21,209,880
Becton Dickinson & Co.	132,116	34,155,950
Medtronic PLC	352,415	27,615,239
Zimmer Biomet Holdings, Inc.	184,972	20,757,558
Total		103,738,627
Health Care Providers & Services 5.9%
Cigna Group (The)	97,884	28,001,676
CVS Health Corp.	292,813	20,444,204
Elevance Health, Inc.	86,601	37,707,807
Humana, Inc.	18,000	8,757,360
Total		94,911,047
Pharmaceuticals 6.3%
Bristol-Myers Squibb Co.	200,328	11,627,037
Elanco Animal Health, Inc.(a)	891,005	10,014,896
Johnson & Johnson	264,600	41,211,450
Merck & Co., Inc.	155,981	16,058,244
Pfizer, Inc.	703,909	23,348,662
Total		102,260,289
Total Health Care		309,446,480
Industrials 12.3%
Aerospace & Defense 2.4%
Boeing Co. (The)(a)	39,000	7,475,520
L3Harris Technologies, Inc.	181,309	31,569,523
Total		39,045,043
Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	77,269	12,043,919
Ground Transportation 2.3%
Norfolk Southern Corp.	80,000	15,754,400
Union Pacific Corp.	108,000	21,992,040
Total		37,746,440
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 3.5%
3M Co.	58,000	5,429,960
General Electric Co.	217,328	24,025,611
Siemens AG, ADR	385,561	27,588,817
Total		57,044,388
Machinery 2.7%
Cummins, Inc.	91,512	20,906,832
Stanley Black & Decker, Inc.	275,680	23,041,334
Total		43,948,166
Passenger Airlines 0.6%
Southwest Airlines Co.	357,395	9,674,682
Total Industrials		199,502,638
Information Technology 8.4%
IT Services 0.7%
Accenture PLC, Class A	39,000	11,977,290
Semiconductors & Semiconductor Equipment 4.7%
Applied Materials, Inc.	45,512	6,301,136
Micron Technology, Inc.	283,036	19,254,939
QUALCOMM, Inc.	399,377	44,354,810
Texas Instruments, Inc.	42,653	6,782,254
Total		76,693,139
Software 1.0%
Microsoft Corp.	48,639	15,357,764
Technology Hardware, Storage & Peripherals 2.0%
Western Digital Corp.(a)	705,159	32,176,405
Total Information Technology		136,204,598
Materials 2.8%
Chemicals 1.8%
CF Industries Holdings, Inc.	216,127	18,530,729
RPM International, Inc.	115,215	10,923,534
Total		29,454,263
Containers & Packaging 1.0%
International Paper Co.	441,377	15,655,642
Total Materials		45,109,905
Real Estate 3.6%
Residential REITs 1.9%
AvalonBay Communities, Inc.	183,763	31,559,458

CTIVP® – T. Rowe Price Large Cap Value Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 1.7%
Weyerhaeuser Co.	881,723	27,033,627
Total Real Estate		58,593,085
Utilities 6.5%
Electric Utilities 3.4%
NextEra Energy, Inc.	88,000	5,041,520
Southern Co. (The)	764,273	49,463,749
Total		54,505,269
Multi-Utilities 3.1%
Ameren Corp.	189,811	14,203,557
Dominion Energy, Inc.	426,945	19,071,633
Sempra	255,334	17,370,372
Total		50,645,562
Total Utilities		105,150,831
Total Common Stocks (Cost $1,553,311,921)		1,591,285,060

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(b),(c)	27,960,462	27,952,074
Total Money Market Funds (Cost $27,951,574)		27,952,074
Total Investments in Securities (Cost: $1,581,263,495)		1,619,237,134
Other Assets & Liabilities, Net		3,841,368
Net Assets		1,623,078,502

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	33,788,844	139,587,936	(145,422,813)	(1,893)	27,952,074	1,752	1,257,943	27,960,462
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	CTIVP® – T. Rowe Price Large Cap Value Fund | Third Quarter Report 2023

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3QT7036_12_B01_(11/23)